Note 16 - Significant Investments (Detail)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Huarong Rongde Asset Management Company Ltd [Member]
Significant Investments [Line Items]
Principal place of business	Beijing,China
Nature of relationship	Strategic investment
Ownership percentage	40.70%	[1]	40.70%	[2]	40.70%
Harvest Fund Management Co., LTD [Member]
Significant Investments [Line Items]
Principal place of business	Shanghai,China
Nature of relationship	Strategic investment
Ownership percentage	30.00%	[1],[3]	30.00%	[4]

[1]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[2]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials.
[3]	December 31, 2022 numbers are based on 2022 unaudited financials.
[4]	December 31, 2021 numbers are based on 2021 audited financials.